Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions		Jun. 30, 2026		Dec. 31, 2025
Disclosure Of Share Capital [Line Items]
Current lease liabilities		$ 60		$ 59
Non-current lease liabilities		181		190
Other financial liabilities	[2]	318	[1]	$ 108
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities		$ 238

[1]	Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
[2]	Includes lease liabilities of $60 million (2025 - $59 million).